Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of components of lease cost
The components of the Company’s lease costs, including sale leaseback arrangements, recognized in the Consolidated Statements of Operations for the years ended December 31, 2023 and 2022 are as follows:

	Year ended December 31,
	2023	2022
Finance lease cost:
Amortization of ROU assets	$15,406	$11,770
Interest on finance lease liabilities	18,265	17,315
Total finance lease cost	$33,671	$29,085

Sale leaseback financial obligations:
Interest on financial obligations	$24,151	$16,326
Depreciation on assets associated with sale leaseback financial obligations	17,715	14,652
Total financial obligation cost	$41,866	$30,978

Operating lease expense	$28,876	$22,470

Total lease costs(1)	$104,413	$82,533
(1)Excludes expenses for short-term lease and low-value leases due to immateriality of the amounts therein.

Schedule of leased assets and liabilities
ROU assets and lease liabilities as of December 31, 2023 and 2022 consist of the following:

	2023		2022
	Operating leases	Finance leases	Operating leases	Finance leases
Lease assets and liabilities:
Right-of-use assets	$158,547	$183,820	$141,300	$181,505
Accumulated amortization	(40,112)	(40,617)	(23,145)	(24,919)
Right-of-use assets, net	$118,435	$143,203	$118,155	$156,586

Lease liabilities - current	$15,993	$9,428	$17,001	$8,340
Lease liabilities - non-current	110,398	159,961	113,307	167,411
Total lease liabilities	$126,391	$169,389	$130,308	$175,751

Schedule of sale leaseback arrangements

	As of December 31, 2023	As of December 31, 2022
Financed property and equipment, net of accumulated depreciation of $46.0 million and $28.3 million, respectively	$176,569	$194,253

Schedule of other information related to operating and finance leases
Cash flows associated with the Company’s operating and finance leases for the years ended December 31, 2023 and 2022 are as follows:

	Year ended December 31,
	2023	2022
Operating cash flows from finance leases	$(18,265)	$(17,315)
Operating cash flows from operating leases	(29,352)	(22,112)
Operating cash flows from sale leaseback financial obligations	(24,150)	(19,746)
Financing cash flows from finance leases	(8,474)	(5,586)
Financing cash flows from sale leaseback financial obligations	(4,551)	(3,089)
Proceeds from sale leasebacks accounted for as financial obligations	243	65,241
Total cash flow from lease activities	$(84,549)	$(2,607)

	2023	2022
Weighted average remaining lease term (in years) - Finance leases	10.1	11.0
Weighted average remaining lease term (in years) - Operating leases	6.9	7.7
Weighted average discount rate - Finance leases	10.70%	10.62%
Weighted average discount rate - Operating leases	10.50%	9.87%

Schedule of future minimum payments due under non-cancelable finance leases
Maturities of the Company’s lease liabilities, under non-cancelable leases, as of December 31, 2023, are as follows:

	Operating Leases	Finance Leases	Financial Obligations
Year ending December 31,
2024	$28,298	$26,820	$29,518
2025	26,291	27,371	30,273
2026	25,294	27,709	31,086
2027	23,960	28,273	28,953
2028	22,385	27,722	29,772
2029 and thereafter	53,521	150,895	239,477
Total undiscounted remaining minimum lease payments	179,749	288,790	389,079
Less: imputed interest	(53,358)	(119,401)	(174,407)
Total discounted remaining minimum lease payments	$126,391	$169,389	$214,672

Schedule of future minimum payments due under non-cancelable operating leases
Maturities of the Company’s lease liabilities, under non-cancelable leases, as of December 31, 2023, are as follows:

	Operating Leases	Finance Leases	Financial Obligations
Year ending December 31,
2024	$28,298	$26,820	$29,518
2025	26,291	27,371	30,273
2026	25,294	27,709	31,086
2027	23,960	28,273	28,953
2028	22,385	27,722	29,772
2029 and thereafter	53,521	150,895	239,477
Total undiscounted remaining minimum lease payments	179,749	288,790	389,079
Less: imputed interest	(53,358)	(119,401)	(174,407)
Total discounted remaining minimum lease payments	$126,391	$169,389	$214,672